Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Shares		Subscription Receivable	Additional Paid-in Capital	Statutory Reserve	Retained earning (Accumulated Deficits)	Accumulated Other Comprehensive loss	Total
Balance at Oct. 31, 2022		$ 500	[1]	$ (500)	$ 1,122,946		$ (926,853)	$ (45,816)	$ 150,277
Balance (in Shares) at Oct. 31, 2022	[1]	500,000
Contribution in capital			[1]		38,265				38,265
Net income			[1]				852,042		852,042
Appropriation to statutory reserve			[1]			30,422	(30,422)
Foreign currency translation adjustments			[1]					(28,111)	(28,111)
Balance at Oct. 31, 2023		$ 500	[1]	(500)	1,161,211	30,422	(105,233)	(73,927)	1,012,473
Balance (in Shares) at Oct. 31, 2023	[1]	500,000
Contribution in capital			[1]	500					500
Net income			[1]				478,561		478,561
Appropriation to statutory reserve			[1]			101,540	(101,540)
Foreign currency translation adjustments			[1]					14,551	14,551
Balance at Oct. 31, 2024		$ 500	[1]		1,161,211	131,962	271,788	(59,376)	1,506,085
Balance (in Shares) at Oct. 31, 2024	[1]	500,000
Issuance of shares, net		$ 27	[1]		2,790,320				2,790,347
Issuance of shares, net (in Shares)	[1]	27,488
Share-based Compensation		$ 150	[1]		24,070,050				24,070,200
Share-based Compensation (in Shares)	[1]	150,000
Net income			[1]				(24,364,753)		(24,364,753)
Appropriation to statutory reserve						85,302	(85,302)
Foreign currency translation adjustments			[1]					(7,024)	(7,024)
Balance at Oct. 31, 2025		$ 677	[1]		$ 28,021,581	$ 217,264	$ (24,178,267)	$ (66,400)	$ 3,994,855
Balance (in Shares) at Oct. 31, 2025	[1]	677,488

[1]	Retroactively restated to reflect the share split, reverse share split and share reorganization (See Note 15)